Leases - Summary of Lease Cost (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating lease expense	¥ 32,781
Short-term lease expense	17,113
Total lease expense	¥ 49,894	¥ 49,689	¥ 20,799
Cash paid for amounts included in the measurement of lease liabilities:
Weighted-average remaining lease term (in years) – operating leases	3 years 2 months 12 days
Weighted-average discount rate – operating leases	4.80%